Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	2.03%	4.57%	4.91%
Effect of tax holiday	(13.41%)	(18.05%)	(20.82%)
Changes in valuation allowance	0.11%	0.25%	(0.59%)
Effect of dividend withholding tax	1.58%	2.27%	3.39%
Total provision for income taxes	15.31%	14.04%	11.89%